October 30, 1997

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Colonial Trust VI (the "Trust")
    Colonial International Equity Fund (the
    "Fund")
    File Nos. 811-6529 & 33-45117

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund does not differ from that contained in Post-Effective Amendment No. 13 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on October 24, 1997.

Very truly yours,

COLONIAL INTERNATIONAL EQUITY FUND



By:_________________________________
  Ellen Harrington
  Assistant Secretary


Enclosures

cc:  N. Antoun
     J. Loder
     M. Muller
     G. Collins
     G. Rao
     E. Edson
     D. Young (2)



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